7. Other Investments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
NMTC [Member]
Equity investment generated tax credits	$ 170,750	$ 170,750
Amortization expense	101,390	39,662
Carrying value of equity investment	683,690	785,080
LimitedPartnership [Member]
Amortization expense	473,842	1,175,177
Carrying Value Limited Partnerships Investment	2,334,709	2,808,551
Tax credits	531,973	1,157,541
CFSG [Member]
Other assets	953,912	666,661
Income	$ 287,252	$ 149,715